Annual Total Returns [BarChart] - 1290 Retirement 2055 Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2018	(5.57%)
Annual Return 2019	24.49%
Annual Return 2020	6.57%